UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07529
Investment Company Act File Number

Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
China — 41.4%

Chemicals — 0.5%
China BlueChemical, Ltd., Class H	854,000	$500,173

		$500,173

Computers & Peripherals — 1.9%
China Digital TV Holding Co., Ltd. ADR	215,724	$1,941,516

		$1,941,516

Construction & Engineering — 5.9%
China State Construction International Holdings, Ltd.	7,954,000	$2,920,812
Midas Holdings, Ltd.	6,494,000	3,045,699

		$5,966,511

Construction Materials — 0.9%
Asia Cement China Holdings Corp.(1)	1,106,000	$892,667

		$892,667

Containers & Packaging — 2.9%
AMVIG Holdings, Ltd.	5,224,000	$2,924,453

		$2,924,453

Electronic Equipment, Instruments & Components — 8.8%
Inspur International, Ltd.	23,655,000	$4,520,794
Ju Teng International Holdings, Ltd.	4,778,000	2,943,768
Wasion Group Holdings, Ltd.	2,462,000	1,431,571

		$8,896,133

Energy Equipment & Services — 0.9%
China Oilfield Services, Ltd., Class H	858,000	$948,651

		$948,651

Food Products — 5.4%
China Green (Holdings), Ltd.	3,306,000	$3,032,831
Uni-President China Holdings, Ltd.	4,807,000	2,428,567

		$5,461,398

Machinery — 4.8%
China Automation Group, Ltd.	11,996,000	$4,907,325

		$4,907,325

Real Estate Investment Trusts (REITs) — 3.4%
CapitaRetail China Trust	4,156,000	$3,421,582

		$3,421,582

Security	Shares	Value
Real Estate Management & Development — 4.5%
KWG Property Holding, Ltd.(1)	3,524,500	$2,130,665
Soho China, Ltd.	3,702,500	2,390,793

		$4,521,458

Textiles, Apparel & Luxury Goods — 1.5%
Ports Design, Ltd.	798,500	$1,581,587

		$1,581,587

Total China (identified cost $31,704,991)		$41,963,454

Hong Kong — 3.0%

Commercial Banks — 1.6%
Dah Sing Financial Holdings, Ltd.	377,600	$1,576,462

		$1,576,462

Hotels, Restaurants & Leisure — 0.9%
Fairwood Holdings, Ltd.	980,000	$907,512

		$907,512

Textiles, Apparel & Luxury Goods — 0.5%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$497,979

		$497,979

Total Hong Kong (identified cost $5,151,410)		$2,981,953

India — 10.6%

Chemicals — 1.9%
United Phosphorus, Ltd.	562,040	$1,966,841

		$1,966,841

Electrical Equipment — 0.9%
Crompton Greaves, Ltd.	163,920	$923,328

		$923,328

Oil, Gas & Consumable Fuels — 1.4%
Petronet LNG, Ltd.(1)	903,030	$1,364,645

		$1,364,645

Real Estate Management & Development — 2.4%
Indiabulls Real Estate, Ltd.	449,566	$2,394,014

		$2,394,014

Security	Shares	Value
Software — 4.0%
ICSA (India), Ltd.	1,045,151	$4,077,089

		$4,077,089

Total India (identified cost $8,015,863)		$10,725,917

Indonesia — 3.5%

Commercial Banks — 0.0%
PT Bank Tabungan Pensiunan Nasional Tbk(1)	362,000	$60,008

		$60,008

Multiline Retail — 0.9%
PT Ramayana Lestari Sentosa Tbk	17,162,000	$888,056

		$888,056

Oil, Gas & Consumable Fuels — 2.6%
PT Indo Tambangraya Megah Tbk	1,382,500	$2,639,676

		$2,639,676

Total Indonesia (identified cost $1,983,611)		$3,587,740

Singapore — 19.7%

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	1,028,000	$1,830,061

		$1,830,061

Diversified Consumer Services — 1.5%
Raffles Education Corp., Ltd.	4,101,293	$1,527,688

		$1,527,688

Electronic Equipment, Instruments & Components — 2.9%
Venture Corp., Ltd.	600,000	$2,969,451

		$2,969,451

Energy Equipment & Services — 1.1%
Ezra Holdings, Ltd.	1,161,000	$1,074,689

		$1,074,689

Food & Staples Retailing — 1.5%
Olam International, Ltd.	1,110,000	$1,506,235

		$1,506,235

Industrial Conglomerates — 1.1%
Hong Leong Asia, Ltd.	1,095,000	$1,076,754

		$1,076,754

Security	Shares	Value
IT Services — 1.3%
CSE Global, Ltd.	3,048,500	$1,339,375

		$1,339,375

Oil, Gas & Consumable Fuels — 2.2%
Straits Asia Resources, Ltd.	2,183,000	$2,274,068

		$2,274,068

Real Estate Investment Trusts (REITs) — 3.4%
Frasers Centrepoint Trust	2,667,000	$1,693,827
Starhill Global REIT	3,480,000	1,707,068

		$3,400,895

Real Estate Management & Development — 2.4%
Allgreen Properties, Ltd.	1,738,000	$1,256,816
Wheelock Properties (Singapore), Ltd.	1,006,000	1,173,025

		$2,429,841

Transportation Infrastructure — 0.5%
SIA Engineering Co., Ltd.	285,000	$518,121

		$518,121

Total Singapore (identified cost $15,155,575)		$19,947,178

South Korea — 6.1%

Diversified Consumer Services — 2.2%
MegaStudy Co., Ltd.	12,150	$2,182,648

		$2,182,648

Insurance — 1.8%
Korean Reinsurance Co.	193,320	$1,826,119

		$1,826,119

Media — 2.1%
Woongjin Thinkbig Co., Ltd.	130,010	$2,166,546

		$2,166,546

Total South Korea (identified cost $6,049,002)		$6,175,313

Taiwan — 9.9%

Chemicals — 2.5%
Taiwan Fertilizer Co., Ltd.	792,000	$2,552,605

		$2,552,605

Security	Shares	Value
Computers & Peripherals — 1.0%
Simplo Technology Co., Ltd.	242,000	$1,053,293

		$1,053,293

Hotels, Restaurants & Leisure — 0.9%
Formosa International Hotels Corp.	60,300	$910,436

		$910,436

Semiconductors & Semiconductor Equipment — 1.4%
Greatek Electronics, Inc.	1,526,000	$1,366,656

		$1,366,656

Textiles, Apparel & Luxury Goods — 4.1%
Ruentex Industries, Ltd.	3,972,000	$4,180,178

		$4,180,178

Total Taiwan (identified cost $8,784,470)		$10,063,168

Thailand — 0.6%

Consumer Finance — 0.6%
Thanachart Capital Public Co., Ltd.	1,565,100	$588,452

		$588,452

Total Thailand (identified cost $794,201)		$588,452

Total Common Stocks (identified cost $77,639,123)		$96,033,175

Total Investments — 94.8% (identified cost $77,639,123)		$96,033,175

Other Assets, Less Liabilities — 5.2%		$5,234,114

Net Assets — 100.0%		$101,267,289

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,639,123

Gross unrealized appreciation	$22,503,709
Gross unrealized depreciation	(4,109,657)

Net unrealized appreciation	$18,394,052

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$2,529,968
Level 2	Other Significant Observable Inputs	93,005,228
Level 3	Significant Unobservable Inputs	497,979

Total		$96,033,175

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2008	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(2,249,963)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	2,747,942

Balance as of May 31, 2009	$497,979

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2009	$(2,249,963)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009